SCHEDULE OF WARRANT ACTIVITY (Details) - USD ($)	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
Warrants
Number of Warrants, Outstanding	5,000,000
Weighted Average Exercise Price, Outstanding	$ 0.50
Aggregate Intrinsic Value, Outstanding
Number of Warrants, Issued		5,000,000
Weighted Average Exercise Price, Issued		$ 0.50
Weighted Average Remaining Contractual Term (Years), Outstanding, Issued		1 year 9 months
Number of Warrants, Cancelled
Weighted Average Exercise Price, Cancelled
Number of Warrants, Exercised
Weighted Average Exercise Price, Exercised
Number of Warrants, Outstanding	5,000,000	5,000,000
Weighted Average Exercise Price, Outstanding	$ 0.50	$ 0.50
Weighted Average Remaining Contractual Term (Years), Outstanding	1 year	1 year 3 months
Aggregate Intrinsic Value, Outstanding